Notes Payable (Details Narrative) - USD ($)			1 Months Ended			2 Months Ended	3 Months Ended	4 Months Ended		5 Months Ended			6 Months Ended				7 Months Ended		8 Months Ended	9 Months Ended		10 Months Ended	11 Months Ended				12 Months Ended
	Jan. 12, 2021	Jan. 05, 2021	Feb. 12, 2021	Jan. 29, 2021	Jan. 27, 2021	Feb. 22, 2021	Apr. 05, 2021	Apr. 20, 2021	Apr. 27, 2020	Jun. 02, 2021	Jun. 01, 2021	May 19, 2021	Jun. 30, 2021	Jun. 15, 2021	Jul. 07, 2020	Jun. 30, 2020	Aug. 14, 2020	Jul. 27, 2020	Sep. 14, 2020	Sep. 24, 2020	Oct. 01, 2019	Oct. 20, 2020	Dec. 02, 2020	Nov. 25, 2020	Nov. 24, 2020	Nov. 19, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Apr. 17, 2020
Debt Instrument [Line Items]
Interest accrued																													$ 58,712	$ 24,320
Repayments of notes payable													$ 327,352			$ (0)
Note Payable 2018 [Member]
Debt Instrument [Line Items]
Face Value																											$ 122,253	$ 136,744
Interest Rate																											12.00%	12.00%
Maturity Date																											Dec. 31, 2020	Dec. 31, 2019
Debt converted, amount converted													$ 122,253								$ 30,000
Debt converted, shares issued													136,500,000								1,500,000
Note payable balance																					$ 106,744
Interest accrued																											$ 15,509
C E B A Loan [Member] | Canada, Dollars
Debt Instrument [Line Items]
Face Value																															$ 40,000
Repayments of notes payable														$ 30,000
P P P Loan [Member]
Debt Instrument [Line Items]
Face Value									$ 50,655
Interest Rate									1.00%
Note payable balance						$ 0
Periodic Payment									$ 2,133
Note Payable 1 [Member]
Debt Instrument [Line Items]
Face Value															$ 48,000
Interest Rate															8.00%
Maturity Date															Jul. 07, 2021
Interest accrued		$ 15,271
Repayments of notes payable		$ 63,271
Note Payable 2 [Member]
Debt Instrument [Line Items]
Face Value																		$ 102,000
Interest Rate																		8.00%
Maturity Date																		Jul. 27, 2021
Debt converted, amount converted				$ 102,000
Debt converted, shares issued				5,044,456
Note Payable 3 [Member]
Debt Instrument [Line Items]
Face Value																	$ 67,000
Interest Rate																	8.00%
Maturity Date																	Aug. 14, 2021
Debt converted, amount converted						$ 67,000
Debt converted, shares issued						542,173
Note Payable 4 [Member]
Debt Instrument [Line Items]
Interest Rate																			5.00%
Maturity Date																			Sep. 14, 2022
Debt converted, amount converted										$ 250,000
Debt converted, shares issued										862,833
Conversion Price																			$ 0.30
Note Payable 5 [Member]
Debt Instrument [Line Items]
Face Value																				$ 50,000
Interest Rate																				5.00%
Maturity Date																				Sep. 24, 2022
Conversion Price																						$ 0.30
Note Payable 6 [Member]
Debt Instrument [Line Items]
Face Value																						$ 250,000
Interest Rate																						5.00%
Maturity Date																						Oct. 20, 2022
Debt converted, amount converted										$ 250,000
Debt converted, shares issued										858,666
Conversion Price																						$ 0.30
Note Payable 7 [Member]
Debt Instrument [Line Items]
Face Value																										$ 250,000
Interest Rate																										8.00%
Maturity Date																										Aug. 19, 2021
Note payable balance													$ 0
Interest accrued												$ 126,881
Repayments of notes payable												$ 376,881
Note Payable 8 [Member]
Debt Instrument [Line Items]
Face Value																									$ 260,000
Interest Rate																									8.00%
Maturity Date																									Nov. 24, 2021
Debt converted, amount converted											$ 260,000
Debt converted, shares issued											3,865,841
Note Payable 9 [Member]
Debt Instrument [Line Items]
Face Value																								$ 250,000
Interest Rate																								5.00%
Maturity Date																								Nov. 25, 2022
Conversion Price																								$ 0.30
Note Payable 10 [Member]
Debt Instrument [Line Items]
Face Value																							$ 104,215
Interest Rate																							5.00%
Maturity Date																							Dec. 02, 2022
Conversion Price																							$ 0.30
Note Payable 11 [Member]
Debt Instrument [Line Items]
Face Value	$ 150,000
Interest Rate	5.00%
Maturity Date	Jan. 12, 2023
Conversion Price	$ 0.30
Note Payable 12 [Member]
Debt Instrument [Line Items]
Face Value			$ 700,000		$ 300,000
Interest Rate			5.00%		5.00%
Maturity Date			Feb. 12, 2023		Jan. 27, 2023
Conversion Price			$ 0.60		$ 0.50
Note Payable 13 [Member]
Debt Instrument [Line Items]
Face Value							$ 330,000
Interest Rate							10.00%
Maturity Date							Jan. 05, 2022
Note Payable 14 [Member]
Debt Instrument [Line Items]
Face Value								$ 500,000
Interest Rate								5.00%
Maturity Date								Apr. 20, 2023
Conversion Price								$ 0.30